Components of Other Comprehensive Income/ (Loss)	12 Months Ended
Mar. 31, 2025
Components Of Other Comprehensive Income
Components of Other Comprehensive Income/ (Loss)

31. Components of Other Comprehensive Income/ (Loss)

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive (loss)/ income attributable to the Company.

	March 31,
	2023	2024	2025
Actuarial loss on defined benefit plan:
Actuarial loss on obligation	(10,508)	(6,449)	(3,061)
Income tax expense	(205)	443	-
Total	(10,713)	(6,006)	(3,061)

Foreign currency translation:
Foreign currency translation differences	1,245	(15,027)	202,414
Balance at the end of year	(9,468)	(21,033)	1,99,353

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)